Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent events
26.	Subsequent Events
The 2023 Share Incentive Plan, or the 2023 Plan was approved by the Board and became effective on December 22, 2023. The 2023 Plan permitted the awards of options, restricted shares and restricted share units. Subsequent to December 31, 2023, 4,289,000 options and
394,820
options were granted under the 2023 Plan and the 2019 Plan, respectively.